Basis of Financial Statements - Discontinued Operations (Details) shares in Millions	Nov. 17, 2017 $ / shares	Sep. 29, 2017 shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, par value (in usd per share)	$ 0.0001
FNFV
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, par value (in usd per share)	$ 0.0001
Number of shares of newly formed entity received for each outstanding share redeemed (in shares)	1
BK Distribution | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock shares of subsidiary, transferred to shareholders | shares		83.3
Acquisition, stock exchange ratio		0.30663